Capital management - Disclosure of capital management (Details) - CAD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Debt:
Lease obligations	$ 1,303,450	$ 302,223	$ 429,523
Warrant liabilities	210,965	847,295
Equity:
Share capital	47,003,991	37,822,725	33,379,110	$ 19,496,640
Warrants	7,764,412	1,084,687
Contributed surplus	5,398,445	5,152,753
Accumulated other comprehensive loss	(85,077)	(38,520)
Accumulated deficit	(52,280,052)	(42,653,358)	$ (35,200,000)
Total Capital	$ 9,316,134	$ 2,517,805